New Accounting Standards	12 Months Ended
Dec. 31, 2020
Accounting Policies, Changes in Accounting Estimates and Errors [Abstract]
New Accounting Standards	New Accounting Standards
The following new standards are effective for the first time for the annual periods beginning on or after January 1, 2020 and are applied in preparing the consolidated financial statements:
Amendment to IFRS 3 Business Combinations
The amendments to IFRS 3 clarify the definition of a business and include an optional concentration test to determine whether an acquired set of activities and assets is a business. The Company adopted the amendment to IFRS 3 on January 1, 2020 and applied these amendments to acquisition transactions that occurred during 2020.
Amendments to IAS 1 Presentation of Financial Statements
The amendments to IAS 1 Presentation of Financial Statements provide a consistent definition of materiality throughout IFRS and the Conceptual Framework for Financial Reporting, clarify when information is material and incorporate some of the guidance in IAS 1 about immaterial information. In particular, the amendments clarify that information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of financial statements for general purposes make on the basis of those financial statements, which provide financial information about a specific reporting entity. Materiality depends on the nature or magnitude of information, or both. An entity assesses whether information, either individually or in combination with other information, is material in the context of its financial statements taken as a whole. The Company adopted the amendments to IAS 1 on January 1, 2020, which did not have an impact on the consolidated financial statements disclosures.
New standards and interpretations not yet adopted
The Company has not yet adopted certain standards, interpretations to existing standards and amendments which have been issued but have an effective date of later than December 31, 2020. Many of these updates are not expected to have any significant impact on the Company and are therefore not discussed herein.
Classification of Liabilities as Current or Non-Current (Amendments to IAS 1)
The IASB has published Classification of Liabilities as Current or Non-Current (Amendments to IAS 1) which clarifies the guidance on whether a liability should be classified as either current or non-current.
The amendments:
–clarify that the classification of liabilities as current or non-current should only be based on rights that are in place "at the end of the reporting period";
–clarify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability; and
–make clear that settlement includes transfers to the counterparty of cash, equity instruments, other assets or services that result in extinguishment of the liability.
This amendment is effective for annual periods beginning on or after January 1, 2023. Earlier application is permitted. The extent of the impact of adoption of this amendment has not yet been determined.